Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 GBP (£)	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)
Significant Of Accounting Policies [Line Items]
Impairment loss	$ 0	$ 2,509,480	$ 705,428
Deferred Revenue	43,610,021	35,147,512	24,971,203					$ 46,558,571	$ 35,957,485	$ 24,971,203
Advertising Costs	23,127,064	33,769,334	37,972,955
Government grants	800,160	337,355	322,273
Employer Discretionary Contribution Amount	$ 7,346,797	7,051,506	$ 6,484,213
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of operating segment | Segment	1
Segment reporting, CODM, profit (loss) measure, how used, description	The CODM assesses performance and decides how to allocate resources based on consolidated net income as reported in the consolidated statements of comprehensive income.
Impairment of long-lived assets on property and equipment	$ 0
Credit loss of held-to-maturity debt securities	0	0
Fair value of held-to-maturity debt securities in short-term investments	52,026,000
Fair value of held-to-maturity debt securities in long-term investments	51,213,134	50,401,000
Equity securities with readily determinable fair values		282,329
Carrying amount of equity securities without readily determinable fair value	1,336,073	3,869,895
Short-term Investments [Member]
Significant Of Accounting Policies [Line Items]
Gross unrecognized holding gain of the held-to-maturity debt securities	304,075
Long-term Investments [Member]
Significant Of Accounting Policies [Line Items]
Gross unrecognized holding gain of the held-to-maturity debt securities	142,549	37,273
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank	$ 4,229,767	2,726,340
UAE
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	5.00%			5.00%	5.00%	5.00%	5.00%
Statutory reserve appropriation amount	$ 138,384	137,023
UAE | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%			50.00%	50.00%	50.00%	50.00%
UAE | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	5.00%			5.00%	5.00%	5.00%	5.00%
CN
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%			10.00%	10.00%	10.00%	10.00%
Statutory reserve appropriation amount	$ 2,985,659	$ 2,206,638
CN | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%			50.00%	50.00%	50.00%	50.00%
CN | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	6.00%			6.00%	6.00%	6.00%	6.00%
Mainland China | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank | ¥				¥ 500,000
HK | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank					$ 800,000
US | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank	$ 250,000
SG | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank						$ 100,000
GB | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank | £							£ 85,000